Equity - Summary of Movements in Ordinary Share Capital Footnote Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Dec. 31, 2022 shares	Apr. 30, 2026 shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2018 USD ($) shares	Mar. 31, 2024 shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 shares	Mar. 31, 2021 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Share Price (in AUD per share) | $ / shares							$ 1.62
Proceeds from issue of shares | $					$ 2,602	$ 161,205		$ 65,406
Number of ordinary shares per ADS warrant (in shares)				10
Transfer of exercised options | $					$ 0	$ 0		$ 0
Contingent consideration
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price (in AUD per share) | $ / shares				$ 3.15
Ordinary shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)					1,296,862,776	1,279,967,187	1,279,967,187	1,141,784,114				814,204,825
Fully-paid ordinary shares (in shares)					16,895,589	138,183,073	138,183,073	327,579,289
Transfer of exercised options | $					$ 7,681	$ 5,177		$ 7
Ordinary shares | Osiris Therapeutics, Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)				10,228,239
Proceeds from issue of shares | $			$ 20,000
Ordinary shares | Oaktree Capital Management, L.P.
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)				2,275,020
Ordinary shares | Private placement of shares
Disclosure Of Classes Of Share Capital [Line Items]
Placement of shares for acquisition of intangible asset (in shares)		1,260,589			1,260,589	0		0
Placement of shares under a share placement agreement | $					$ 2,602	$ 161,205		$ 0	$ 2,600
Placement of shares under a share placement agreement (in shares)			104,000,000		0	104,000,000		0	1,565,047
Share based compensation for contingent consideration (in shares)					0	10,228,239		0
Placement of shares for exercise of warrants (in shares)					0	2,275,020		0
American Depository Shares | Oaktree Capital Management, L.P. | Refinancing and expansion of senior debt facility | December 2022 Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Share Price (in AUD per share) | $ / shares			$ 7.24
Number of warrants excercised (in shares)	227,502
Private placement of shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)										125,369,514	201,137,412
Conversion ratio of shares								25.00%		25.00%
Sale of equity price (in dollars per share) | $ / shares													$ 0.30
Share Price (in AUD per share) | $ / shares				$ 2.50
Private placement of shares | Chief Medical Officer
Disclosure Of Classes Of Share Capital [Line Items]
Sale of equity price (in dollars per share) | $ / shares											$ 0.30
Fully-paid ordinary shares (in shares)										5,039,814
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Transfer of exercised options | $					$ 10,217	$ 10,433		$ 204
Issued Capital | Ordinary shares | Oaktree Capital Management, L.P.
Disclosure Of Classes Of Share Capital [Line Items]
Transfer of exercised options | $			$ 1,600
Issued Capital | American Depository Shares
Disclosure Of Classes Of Share Capital [Line Items]
Transfer of exercised options | $			$ 3,900